FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Carrying value and fair value of financial instruments (Details) - Carrying value - Bonds - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Carrying value and fair value of financial instruments
Carrying value, Financial liabilities	£ 8,663	£ 9,234
Fair value, Financial Liabilities	£ 8,062	£ 8,775